UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03595

Name of Fund: BlackRock Healthcare Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Healthcare Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2011

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)

BlackRock Healthcare Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology — 40.7%
Acorda Therapeutics, Inc. (a)	28,700	$ 928,158
Alexion Pharmaceuticals, Inc. (a)	181,900	9,888,084
Amgen, Inc. (a)	311,100	16,964,283
BioMarin Pharmaceuticals, Inc. (a)	48,900	1,068,465
Celgene Corp. (a)	294,700	16,252,705
Cephalon, Inc. (a)	147,000	8,342,250
Dendreon Corp. (a)	59,500	1,958,145
Genzyme Corp. (a)	227,200	15,804,032
Gilead Sciences, Inc. (a)	574,000	19,125,680
Human Genome Sciences, Inc. (a)	240,000	6,225,600
Onyx Pharmaceuticals, Inc. (a)	142,000	3,692,000
Vertex Pharmaceuticals, Inc. (a)(b)	368,700	12,410,442
		112,659,844
Electronic Equipment, Instruments
& Components — 0.5%
Agilent Technologies, Inc. (a)	50,000	1,396,500
Health Care Equipment &
Supplies — 5.9%
Hansen Medical, Inc. (a)	951,400	1,722,034
Masimo Corp.	300,000	6,924,000
NuVasive, Inc. (a)(b)	179,900	5,895,323
Varian Medical Systems, Inc. (a)	10,000	552,000
Volcano Corp. (a)	55,300	1,220,471
		16,313,828
Health Care Providers &
Services — 29.8%
Aetna, Inc.	242,800	6,761,980
AmerisourceBergen Corp.	300,000	8,991,000
Cigna Corp.	295,700	9,095,732
Express Scripts, Inc. (a)	182,000	8,222,760
Laboratory Corp. of America
Holdings (a)(b)	56,300	4,108,774
LifePoint Hospitals, Inc. (a)	20,000	618,200
Medco Health Solutions, Inc. (a)	192,400	9,235,200
Quest Diagnostics, Inc.	110,100	5,173,599
Tenet Healthcare Corp. (a)	625,000	2,875,000
UnitedHealth Group, Inc.	339,000	10,322,550
WellCare Health Plans, Inc. (a)	101,200	2,609,948
WellPoint, Inc. (a)	286,000	14,505,920
		82,520,663
Internet Software &
Services — 9.0%
WebMD Health Corp.,
Class A (a)(b)	539,000	24,939,530
Life Sciences Tools &
Services — 1.6%
Affymetrix, Inc. (a)	431,000	2,107,590
Thermo Fisher Scientific, Inc. (a)	28,700	1,287,482
Waters Corp. (a)	17,200	1,103,552
		4,498,624

Common Stocks	Shares	Value
Pharmaceuticals — 12.8%
Allergan, Inc.	94,000	$ 5,739,640
Johnson & Johnson	24,000	1,394,160
Merck & Co, Inc.	42,600	1,467,996
Shire Pharmaceuticals Plc - ADR	103,200	7,107,384
Teva Pharmaceutical Industries
Ltd. - ADR	99,000	4,836,150
Warner Chilcott Plc, Class A (a)	574,700	14,712,320
		35,257,650
Total Common Stocks – 100.3%		277,586,639
Total Long-Term Investments
(Cost – $235,207,570) – 100.3%		277,586,639
	Beneficial
Short-Term Securities	Interest
	(000)
BlackRock Liquidity Series, LLC
Money Market Series,
0.34% (c)(d)(e)	$ 14,824	14,823,500
Total Short-Term Securities
(Cost – $14,823,500) – 5.4%		14,823,500
Total Investments
(Cost – $250,031,070*) – 105.7%		292,410,139
Liabilities in Excess of Other Assets – (5.7)%		(15,654,870)
Net Assets – 100.0%		$ 276,755,269

* The cost and unrealized appreciation (depreciation) of investments as of
July 31, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 252,977,365
Gross unrealized appreciation	$ 52,248,147
Gross unrealized depreciation	(12,815,373)
Net unrealized appreciation	$ 39,432,774

(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.
(c) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, are as follows:

Portfolio Abbreviation
ADR	American Depositary Receipts

BLACKROCK HEALTHCARE FUND, INC.

JULY 31, 2010

1

Schedule of Investments(concluded)

BlackRock Healthcare Fund, Inc.

	Shares/Beneficial		Shares/Beneficial
	Interest Held at		Interest Held at
Affiliate	April 30, 2010	Net Activity	July 30, 2010	Income
BlackRock
Liquidity
Funds,
TempCash,
Institutional
Class	15,616,332	(15,616,332)	—	$ 2,119
BlackRock
Liquidity
Series, LLC
Money
Market
Series	$30,687,000	$(15,863,500)	$14,823,500	$ 11,949

(d) Represents the current yield as of report date.
(e) Security was purchased with the cash collateral from loaned securities.

• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long Term
Investments[1]	$277,586,639		—	$277,586,639
Short-Term
Securities	—	$14,823,500	—	14,823,500
Total	$277,586,639	$14,823,500	—	$292,410,139
[1] See above Schedule of Investments for values in each industry.

2 BLACKROCK HEALTHCARE FUND, INC.

JULY 31, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Healthcare Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Healthcare Fund, Inc.

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Healthcare Fund, Inc.

Date: September 27, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Healthcare Fund, Inc.

Date: September 27, 2010